Condensed Financial Information of the Parent Company - Schedule of Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 07, 2018
Condensed Balance Sheet Statements, Captions [Line Items]
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Issued	71,860,702
Common Stock, Shares, Outstanding	71,860,702	71,860,702	71,724,902	71,724,902
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred Stock, Shares Issued		14,630,813
Common Stock, Shares, Issued		27,777,341